GARTMORE MUTUAL FUNDS

 Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund, Gartmore Natural Resources Fund, Gartmore Global Technology and Communications
                    Fund and Gartmore Global Utilities Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
              have the meanings assigned to them in the prospectus.

1. The "Fees and Expenses" table for the Gartmore Global Natural Resources Fund on page 14 has been restated to reflect the implementation of expense limitations as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

--------------------------------------------------------------------------------------------------------------
                                                                                INSTITUTIONAL
SHAREHOLDER FEES (PAID DIRECTLY        CLASS A    CLASS B   CLASS C    CLASS R     SERVICE       INSTITUTIONAL
FROM YOUR INVESTMENT)1                 SHARES     SHARES    SHARES     SHARES    CLASS SHARES    CLASS SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)            5.75%2       None      None       None            None            None
imposed upon  purchases (as a
percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge           None3     5.00%4    1.00%5       None            None            None
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)
--------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as             2.00%      2.00%     2.00%      2.00%           2.00%           2.00%
percentage of amount  redeemed or
exchanged)6
--------------------------------------------------------------------------------------------------------------
                                      Applies only to exchanges and redemptions within 90 days after purchase.
--------------------------------------------------------------------------------------------------------------

                                                                                INSTITUTIONAL
ANNUAL FUND OPERATING EXPENSES        CLASS A    CLASS B   CLASS C    CLASS R     SERVICE       INSTITUTIONAL
(DEDUCTED FROM FUND ASSETS)            SHARES     SHARES    SHARES     SHARES    CLASS SHARES    CLASS SHARES
--------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's  investments
professionally managed)7                0.70%      0.70%     0.70%      0.70%           0.70%           0.70%
--------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (paid from Fund assets
to cover the cost of sales,
promotions and other distribution
activities, as well as certain
shareholder servicing costs)            0.25%      1.00%     1.00%     0.40%8            None            None
--------------------------------------------------------------------------------------------------------------
Other Expenses9                         2.37%      2.32%     2.32%      2.52%           2.47%           2.32%
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                                3.32%      4.02%     4.02%      3.62%           3.17%           3.02%
--------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement                           1.82%      1.82%     1.82%      1.82%           1.82%           1.82%
--------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/
REIMBURSEMENTS)10                       1.50%      2.20%     2.20%      1.80%           1.35%           1.20%
--------------------------------------------------------------------------------------------------------------

         Please refer to footnotes 1 through 10 on page 14 which remain unchanged.

         The Example on page 15 has also been restated as follows:

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                       1 YEAR       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------
Class A shares*                                          $719        $1,378        $2,058        $3,864
--------------------------------------------------------------------------------------------------------
Class B shares                                           $723        $1,358        $2,109        $3,890
--------------------------------------------------------------------------------------------------------
Class C shares                                           $323        $1,058        $1,909        $4,111
--------------------------------------------------------------------------------------------------------
Class R shares                                           $183         $ 940        $1,719        $3,761
--------------------------------------------------------------------------------------------------------
Institutional Service Class shares                       $137         $ 807        $1,501        $3,350
--------------------------------------------------------------------------------------------------------
Institutional Class shares                               $122         $ 762        $1,427        $3,208
--------------------------------------------------------------------------------------------------------

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

                                                       1 YEAR       3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------
Class B shares                                           $223        $1,058        $1,909        $3,890
--------------------------------------------------------------------------------------------------------
Class C shares                                           $223        $1,058        $1,909        $4,111
--------------------------------------------------------------------------------------------------------

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

2. The performance table for the Gartmore Global Technology and Communications Fund on page 17 is restated in its entirety as follows:

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS1                                                   1 YEAR     SINCE INCEPTION
AS OF DECEMBER 31, 2004                                                                    (JUNE 30, 2000)
------------------------------------------------------------------------------------------------------------
Class A shares - Before Taxes                                                   -1.99%             -18.41%
------------------------------------------------------------------------------------------------------------
Class A shares - After Taxes on Distributions                                   -1.99%             -18.95%
------------------------------------------------------------------------------------------------------------
Class A shares - After Taxes on Distributions and Sales of Shares               -1.30%             -14.83%
------------------------------------------------------------------------------------------------------------
Class B shares - Before Taxes                                                   -1.74%             -18.28%
------------------------------------------------------------------------------------------------------------
Class C shares - Before Taxes2,3                                                 2.23%             -17.80%
------------------------------------------------------------------------------------------------------------
Class R shares - Before Taxes3                                                   3.52%             -17.84%
------------------------------------------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes                                4.17%             -17.01%
------------------------------------------------------------------------------------------------------------
Institutional Class shares - Before Taxes4                                       4.17%             -17.01%
------------------------------------------------------------------------------------------------------------
Morgan Stanley High-Tech 35 Index (old)5                                         6.69%             -14.28%
------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology Composite Index(R)(GTSI)(new)5                          2.90%             -18.47%
------------------------------------------------------------------------------------------------------------

1. Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2. A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3. Returns before the first offering of Class C shares (9/23/02) and Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares and Class R shares would have produced because these three classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.

4. Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5. The Morgan Stanley High-Tech 35 Index (old) is an unmanaged, equal dollar-weighted index of 35 stocks in nine different technology sub sectors that represent the electronics-based technology industry. Effective July 1, 2004, the Fund changed its benchmark to GSTI(R), an unmanaged, modified, market capitalization-weighted index of more than 200 stocks designed to measure the performance of companies in the technology sector. The Adviser believes that the GSTI(R) more closely reflects the objective and strategies of the Fund. These returns do not include the effect of any sales changes or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

3. The following replaces the paragraph under "Gartmore Global Financial Services Fund, Gartmore Global Natural Resources Fund and Gartmore Global Utilities Fund" on page 28 of the prospectus:

         GARTMORE GLOBAL FINANCIAL SERVICES FUND

         Douglas Burtnick, CFA, portfolio manager and Stuart Quint, CFA, equity research analyst are responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

         Douglas Burtnick joined Gartmore in May 2002 from Brown Brothers Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 2000 to 2002, Mr. Burtnick worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management issues for institutional investors and hedge funds.

         Stuart Quint provides fundamental research coverage for the financial sector, including banks, savings and loans, brokers, insurance companies and other specialized financial companies. Prior to joining Gartmore in September 2003, Mr. Quint was with the Libra Fund, a Swedish hedge fund based in New York, from August 2002 to September 2003 where he had a specialized focus in financial and energy stocks. He has spent thirteen years in investment management, and prior to joining the Libra Fund held senior level equity positions with Friends Ivory Sime, Montgomery Asset Management and Sanford Bernstein. Mr. Quint holds a B.S. degree in Economics from the Wharton School at the University of Pennsylvania (cum laude) along with a B.A. in Russian Civilization, and is also a CFA.

         GARTMORE GLOBAL NATURAL RESOURCES FUND

         William Gerlach, CFA, senior portfolio manager, and Jason Kotik, CFA, assistant portfolio manager and senior equity research analyst are responsible for the day-to-day management of the Fund and the selection of the Fund's investments. William Gerlach joined Gartmore in December 2003. He also manages the Gartmore Small Cap Fund. From 1991 until Mr. Gerlach joined Gartmore, he held numerous positions at Morgan Stanley Investment Management - Miller Anderson & Sherrard, LLP. He was team leader for Mid and Small Cap Equity, managing core and value investment styles.

         Mr. Kotik is the assistant portfolio manager of the Gartmore Global Natural Resources Fund and is member to the Large Cap Growth and Multi-Cap team. He also provides fundamental research coverage for the industrials, materials and utilities sectors. Prior to joining Gartmore in November 2000, he was with Allied Investment Advisors as a Financial Analyst, and with T. Rowe Price Associates as a Trading Systems Administrator. Mr. Kotik is a graduate of the University of Delaware, and has earned an MBA from Johns Hopkins University.

         GARTMORE GLOBAL UTILITIES FUND

         Ben Walker, CFA, senior investment manager, Global Equities, is responsible for the day-to-day management of the Fund and selection of the Fund's investments.

         Mr. Walker joined Gartmore in 1997. Previously he worked in the financial services division of the accounting firm, Arthur Andersen in London, where he qualified as a chartered accountant in August 1997. He has obtained the IMC and is a CFA Charterholder. Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

  Gartmore Convertible Fund, Gartmore High Yield Bond Fund, Gartmore Micro Cap
   Equity Fund (closed to new investors), Gartmore Small Cap Growth Fund and
                       Gartmore Value Opportunities Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The table on page 5 under "Average annual returns" for the Gartmore Convertible Fund is restated in its entirety as follows:

AVERAGE ANNUAL RETURNS1                                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                                                  1 YEAR        (DECEMBER 29, 2003)
-----------------------------------------------------------------------------------------------------------
Class A shares - Before Taxes2                                           -0.54%                     -0.82%
-----------------------------------------------------------------------------------------------------------
Class A shares - After Taxes on Distributions2                           -1.07%                     -1.34%
-----------------------------------------------------------------------------------------------------------
Class A shares - After Taxes on Distributions and
-----------------------------------------------------------------------------------------------------------
   Sale of  Shares2                                                      -0.20%                     -0.93%
-----------------------------------------------------------------------------------------------------------
Class B shares - Before Taxes2                                           -0.42%                      0.27%
-----------------------------------------------------------------------------------------------------------
Class C shares - Before Taxes2                                            4.61%                      4.27%
-----------------------------------------------------------------------------------------------------------
Class R shares - Before Taxes3                                            4.73%                      4.39%
-----------------------------------------------------------------------------------------------------------
Institutional Service Class shares - Before Taxes2                        5.65%                      5.30%
-----------------------------------------------------------------------------------------------------------
Institutional Class shares - Before Taxes                                 5.65%                      5.30%
-----------------------------------------------------------------------------------------------------------
GS Convertible 100 Index4                                                 6.58%                      6.58%
-----------------------------------------------------------------------------------------------------------

1 Total returns assume redemptions of shares at the end of each period, including the impact of any sales charges, such as contingent deferred sales charges that apply to Class B and Class C shares.

2 These returns until the creation of Class A, B, C and Institutional Service shares (1/20/04) include the performance of the Fund's Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is substantially similar to what Class A, B, C and Institutional Service shares would have produced because Class A, B, C and Institutional Service shares invest in the same portfolio of securities as Institutional Class shares. Returns for these classes have been restated to reflect differing sales charges (where applicable), but have not been adjusted to reflect differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees). If these fees were reflected, the performance for Class A, B, C and Institutional Service shares would have been lower.

3 These returns until the creation of Class R shares (5/14/04) include the performance of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is substantially similar to what Class R shares would have produced because Class R shares invest in the same portfolio of securities as Class B shares. Returns for Class R shares have been adjusted for the fact that sales charges do no apply to that class, but have not been adjusted to reflect its lower expenses.

4 The GS Convertible 100 Index is an unmanaged index that tracks the performance of 100 equally weighted convertible issues, each with a market capitalization of at least $100 million. The Index measures the performance of its components against that of their underlying common stocks as well as against other broad market indexes. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

2. The bar chart on page 9 under "Annual Total Returns -Class A Shares" for the Gartmore High Yield Bond Fund is restated in its entirety as follows:

ANNUAL TOTAL RETURNS - CLASS A SHARES*
(YEARS ENDED DECEMBER 31)

                                [GRAPHIC OMITTED]

BEST QUARTER: 8.71% - 4TH QTR OF 2001       WORST QUARTER: - 8.08% - 4TH OF 2000

*These annual total returns do not include sales charges and does not reflect the effect of taxes. If applicable sales charges were included, the annual total returns would be lower than those shown. Please call 1-800-848-0920 to obtain the Fund's current 30-day yield.

3. The lead co-portfolio managers of the Gartmore Convertible Fund portfolio team are Jeremiah O'Grady and Charles Wright. Sean George and Christopher O'Grady are no longer portfolio managers on the Fund's team. Accordingly, the applicable paragraphs on page 25 of the prospectus for the Gartmore Convertible Fund are deleted in their entirety.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

Gartmore Mid Cap Growth Leaders Fund (formerly Gartmore Millennium Growth Fund), Gartmore Nationwide Leaders Fund, Gartmore Small Cap Leaders Fund, Gartmore U.S.
            Growth Leaders Fund and Gartmore Worldwide Leaders Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

          The above referenced prospectus has been revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The last sentence in the first paragraph on page 4 under "Principal Strategies" with respect to the Gartmore Mid Cap Growth Leaders Fund is amended as follows:

         Typically, the Fund holds between 25 and 40 such securities.

2. The "Best Quarter" under "Annual Total Returns - Class A Shares" on page 21 with respect to the Gartmore Worldwide Leaders Fund is revised as follows:

         Best Quarter:  19.7% 2nd qtr of 2003

3. The third bullet point on page 33 under "Waiver of Class A and Class D Sales Charges" after the sentence "Front-end sales charges on Class A and Class D shares are waived for the following purchasers" is restated in its entirety as follows:

         o any person who pays for shares with proceeds from sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

  Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore Mid Cap Growth
           Fund, Gartmore Nationwide Fund and Gartmore Small Cap Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The following is added after the second sentence in the first paragraph under "Principal Strategies" for the Gartmore Nationwide Fund on page 16:

         The Fund is managed using a multi-style approach. The styles are GROWTH and VALUE with an overlay of QUANTITATIVE measures that select securities based on a proprietary computer-driven model.

2. The first sentence on page 27 under the heading "Gartmore Nationwide Fund" is replaced with the following:

         Gary D. Haubold, who oversees the value portion of the Fund, and William H. Miller, who oversees the growth portion of the Fund and the quantitative management of the Fund, are responsible for the day-to-day management and selection of the Fund's investments.

3. The three paragraphs under "Gartmore Small Cap Fund" on page 27 is restated as follows:

         William Gerlach, CFA, senior portfolio manager, and Charles Purcell, senior portfolio manager, are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

         Mr. Gerlach also manages the Gartmore Natural Resources Fund. Mr. Gerlach joined GMF in December 2003. From 1991 until he joined GMF, he held numerous positions at Morgan Stanley Investment Management - Miller Anderson & Sherrard, LLP. He was team leader for Mid and Small Cap Equity, managing core and value investment styles.

         Mr. Purcell joined GMF in December 2003. From 1994 until 2003, he held numerous positions at Morgan Stanley Investment Management - Miller Anderson & Sherrard, LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

         Gary D. Haubold, CFA, senior portfolio manager, assists Mr. Gerlach and Mr. Purcell in management of the Fund. He currently also manages the Gartmore Small Cap Leaders Fund, Gartmore Nationwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund. Mr. Haubold joined GMF in December 2003 from Edge Capital Management, and an equity hedge fund he founded in 2000. Between 1997 and 2000, he was senior portfolio manager on several small-, mid- and large-cap funds at Pilgrim Baxter & Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrard, LLP, which is now part of Morgan Stanley Asset Investment Management. Mr. Haubold has over 20 years investment management experience.

4. The third bullet point on page 30 under "Waiver of Class A and Class D Sales Charges" after the sentence "Front-end sales charges on Class A and Class D shares are waived for the following purchasers" is restated in its entirety as follows:

         o any person who pays for shares with proceeds from sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead.

         o        retirement plans.  (Class A Shares only)

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

                               Gartmore Bond Fund
                          Gartmore Government Bond Fund
                           Gartmore Money Market Fund
                      Gartmore Morley Enhanced Income Fund
                        Gartmore Short Duration Bond Fund
                          Gartmore Tax-Free Income Fund

                               Gartmore Bond Fund
                          Gartmore Government Bond Fund
                          Gartmore Tax-Free Income Fund
                           Class X and Class Y Shares

                      Gartmore Mid Cap Growth Leaders Fund
                        Gartmore Nationwide Leaders Fund
                         Gartmore Small Cap Leaders Fund
                        Gartmore U.S. Growth Leaders Fund
                         Gartmore Worldwide Leaders Fund

                            Gartmore Convertible Fund
                          Gartmore High Yield Bond Fund
                         Gartmore Micro Cap Equity Fund
                         Gartmore Small Cap Growth Fund
                        Gartmore Value Opportunities Fund
                  Gartmore U.S. Growth Leaders Long-Short Fund

                              Gartmore Growth Fund
                          Gartmore Large Cap Value Fund
                          Gartmore Mid Cap Growth Fund
                            Gartmore Nationwide Fund
                             Gartmore Small Cap Fund

                        Gartmore China Opportunities Fund
                         Gartmore Emerging Markets Fund
                       Gartmore International Growth Fund

                     Gartmore Global Financial Services Fund
                      Gartmore Global Health Sciences Fund
                     Gartmore Global Natural Resources Fund
               Gartmore Global Technology and Communications Fund
                         Gartmore Global Utilities Fund

                 Gartmore Investor Destinations Aggressive Fund
            Gartmore Investor Destinations Moderately Aggressive Fund
                  Gartmore Investor Destinations Moderate Fund
           Gartmore Investor Destinations Moderately Conservative Fund
                Gartmore Investor Destinations Conservative Fund

                            Gartmore Bond Index Fund
                        Gartmore International Index Fund
                       Gartmore Mid Cap Market Index Fund
                           Gartmore S&P 500 Index Fund
                          Gartmore Small Cap Index Fund

                   Gartmore Optimal Allocations Fund: Moderate
            Gartmore Optimal Allocations Fund: Moderately Aggressive
                  Gartmore Optimal Allocations Fund: Aggressive
                  Gartmore Optimal Allocations Fund: Specialty

                        NorthPointe Small Cap Growth Fund
                        NorthPointe Small Cap Value Fund

                        Supplement dated July 12, 2005 to
                      Prospectuses dated February 28, 2005

            The above-referenced prospectuses are revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
              have the meanings assigned to them in the prospectus.

1. The following is added as the last sentence in the section entitled "Additional Information about Investments, Investment Techniques and Risks:"

         The Funds currently post the top ten portfolio holdings for each Fund's fiscal quarter on the Trust's internet site at WWW.GARTMOREFUNDS.COM. The top 10 holdings are available no earlier than 10 business days after the end of a Fund's fiscal quarter and will remain available until a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission.

2. The following is added as the last paragraph in the section entitled "Fund Management:"

         The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS(ES)
                             FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

 Gartmore Optimal Allocations Fund: Moderate, Gartmore Optimal Allocations Fund:
    Moderately Aggressive, Gartmore Optimal Allocations Fund: Aggressive and
                  Gartmore Optimal Allocations Fund: Specialty

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The paragraph on page 4 under "Asset Classes and Underlying Funds* - Specialty Assets" is restated as follows:

         (CONSISTS OF UNDERLYING FUNDS THAT INVEST IN A PARTICULAR MARKET SECTOR OR INVESTMENT STRATEGY. IN MOST CASES, SPECIALTY ASSETS REPRESENT INVESTMENTS IN STOCKS. IN ADDITION TO THE UNDERLYING FUNDS LISTED BELOW, THE FUNDS MAY ALSO INVEST IN AN UNAFFILIATED REAL ESTATE FUND.)

2. The heading of the fourth paragraph under "Risks Associated with Stocks" on page 5 is revised from "REIT risk" to "REIT and Real Estate risk."

3. The following replaces the paragraph under "Portfolio Management Team" on page 12 of the prospectus:

         Young Chin, Global Chief Investment Officer, Equities, heads the Optimal Funds' portfolio management team and is responsible for the day-to-day management of the allocation of each Optimal Fund's assets among the asset classes and Underlying Funds. Mr. Chin has been the U.S. Chief Investment Officer of the Adviser since September 2001, and is responsible for the Adviser's domestic and international equity products. He oversees the investment process, fundamental and quantitative research, new product development and professional staff development. In making asset allocation decisions, Mr. Chin uses research services provided by Ibbotson.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

 Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations
   Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund,
        Gartmore Investor Destinations Moderately Conservative Fund and
                Gartmore Investor Destinations Conservative Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The following replaces the paragraph under "Portfolio Management Team" on page 16 of the prospectus:

         Young Chin, Global Chief Investment Officer, Equities, heads the Funds' portfolio management team and is responsible for the day-to-day management of the allocation of each Fund's assets among the asset classes and Underlying Funds. Mr. Chin has been the U.S. Chief Investment Officer of the Adviser since September 2001, and is responsible for the Adviser's domestic and international equity products. He oversees the investment process, fundamental and quantitative research, new product development and professional staff development. In making asset allocation decisions, Mr. Chin uses research analysis provided by Ibbotson.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

 Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund,
     Gartmore Morley Enhanced Income Fund, Gartmore Short Duration Bond Fund
            (FORMERLY GARTMORE MORLEY CAPITAL ACCUMULATION FUND), and
                          Gartmore Tax-Free Income Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

          The above referenced prospectus has been revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The sentence under "Gartmore Short Duration Bond Fund and Gartmore Morley Enhanced Income Fund" on page 32 is replaced in its entirety as follows:

         Perpetua M. Phillips, vice president and senior portfolio manager, and Shane Johnston, portfolio manager, are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

         Ms. Phillips joined GMCM in 1999. She has sixteen years of experience in finance and investments including portfolio management of indexed and total return portfolios and fixed income research and analysis.

         Mr. Johnston joined GMCM in 2000. He has five years of experience in finance and investments including fixed income portfolio management and trading.

2. The third bullet point on page 35 under "Waiver of Class A and Class D Sales Charges" after the sentence "Front-end sales charges on Class A and Class D shares are waived for the following purchasers" is restated in its entirety as follows:

         o any person who pays for shares with proceeds from sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead.

3. The second sentence in the first paragraph under "Class C Shares" on page 37 is restated as follows:

         If you sell your Class C shares within the first year after you purchase them, you must pay a CDSC of 1% (0.75% for Class C shares of the Gartmore Short Duration Bond Fund).

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

      Gartmore China Opportunities Fund, Gartmore Emerging Markets Fund and
                       Gartmore International Growth Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The following replaces the paragraph under "Gartmore International Growth Fund" on page 20 of the prospectus in its entirety:

         The Gartmore Global Partners Global ("GGP") Equities team manages the Gartmore International Growth Fund. Brian O' Neill and Ben Walker are responsible for the day-to-day management of the Fund.

         Mr. O'Neill joined GGP as a Senior Investment Manager on the Global Portfolio team in 1981 with responsibility for a variety of global funds. Mr. O'Neill began his career with Royal Insurance as an investment analyst specializing in U.K. research. He expanded his field of expertise to include management of global equity later moving to Anthony Gibbs & Sons where he was appointed as fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with an Honours degree in Political Economy.

         Mr. Walker, CFA, Senior Investment Manager, Global Equities, joined GGP in 1997. Previously he worked in the financial services division of the accounting firm, Arthur Andersen in London, where he qualified as a chartered accountant in August 1997. He has obtained the IMC and is a CFA Charterholder. Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

  Gartmore Bond Index Fund, Gartmore International Index Fund, Gartmore Mid Cap Market Index Fund, Gartmore S&P 500 Index Fund and Gartmore Small Cap Index Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
              have the meanings assigned to them in the prospectus.

1. The following paragraphs are added after the first two paragraphs on page 32 of the prospectus:

         PORTFOLIO MANAGEMENT:

         GARTMORE BOND INDEX FUND: Jeffrey B. Hewson, Michael Wildstein and Roy Hansen are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Hewson has been a Director (Global Fixed Income) of FAM since 1998, a Vice President from 1989 to 1998 and a Portfolio Manager of FAM since 1985. Mr. Hewson has been responsible for the management of the Aggregate Bond Index Series' portfolio since April, 1997. Mr. Wildstein joined Merrill Lynch Investment Managers, L.P. ("MLIM") in 2001, and is currently a Portfolio Manager on the investment grade credit team. Prior to assuming portfolio management responsibilities, Mr. Wildstein covered the Cable & Media, Telecom and Technology sectors as a Research Analyst. Prior to joining MLIM, Mr. Wildstein was the Senior Manager of finance at RCN Corporation, a telecommunication company since 1999. Mr. Roy Hansen has been with Merrill Lynch since 1998. He has worked on the Institutional and Retail Money Market desk as an Assistant Portfolio Manager and Treasury Note trader. Mr. Hansen is the Head Trader for the investment grade corporate team and a Portfolio Manager for the Merrill Lynch Index Funds. Mr. Hansen coordinates and executes his team's corporate and preferred transactions in both the secondary and new issue markets.

         GARTMORE INTERNATIONAL INDEX FUND, GARTMORE MID CAP MARKET INDEX FUND, GARTMORE S&P 500 INDEX FUND, AND GARTMORE SMALL CAP INDEX FUNDS PORTFOLIO MANAGERS: The Funds are managed by the MLIM Quantitative Index Management Team. The members of the team are Vincent J. Costa, CFA, Jeffrey L. Russo, CFA and Debra L. Jelilian. The team is jointly responsible for the day-to-day management of each Fund. Mr. Costa is the overall investment supervisor for the Funds, and Mr. Russo and Ms. Jelilian are primarily responsible for the day-to-day management of each Fund's investments. Mr. Costa has been a Managing Director of MLIM since 2005 and was a Director of MLIM from 1999 to 2005, and has been a member of each Fund's management team since 2004. He is MLIM's Head of Quantitative Investments and has over eighteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of MLIM since 2004, and was a Vice President thereof from 1999 to 2004, and has been a member of each Fund's management team since 2000. Mr. Russo has ten years' experience as a portfolio manager and trader. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of each Fund's management team since 2000. Ms. Jelilian has thirteen years' experience in investing and in managing index investments.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

                              GARTMORE MUTUAL FUNDS

                  Gartmore U.S. Growth Leaders Long-Short Fund

                        Supplement dated July 12, 2005 to
                       Prospectus dated February 28, 2005

             The above-referenced prospectus is revised as follows:

       Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement,
             have the meanings assigned to them in the prospectus.

1. The "Average annual total returns" table on page 6 is restated in its entirety below. Footnotes 1 through 4 to the table remain unchanged. Footnotes 5 through 8 are restated and revised as Footnotes 5 through 9 below.

-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS1                                                   1 YEAR      5 YEARS      SINCE INCEPTION2
AS OF DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------
Class A shares - Before Taxes3                                                  -0.86%       -9.26%              12.05%
-------------------------------------------------------------------------------------------------------------------------
Class B shares - Before Taxes3                                                  -0.50%       -8.69%              12.71%
-------------------------------------------------------------------------------------------------------------------------
Class C shares - Before Taxes4                                                   3.49%       -8.91%              11.00%
-------------------------------------------------------------------------------------------------------------------------
Class C shares -After Taxes on Distributions4                                    2.07%      -13.76%               5.82%
-------------------------------------------------------------------------------------------------------------------------
Class C shares -After Taxes on Distributions and Sales of Shares4                2.32%       -9.53%               6.94%
-------------------------------------------------------------------------------------------------------------------------
Class R shares - Before Taxes5                                                   5.03%       -8.24%              12.95%
-------------------------------------------------------------------------------------------------------------------------
Institutional Service Class Shares - Before Taxes6                               5.39%       -8.15%              13.03%
-------------------------------------------------------------------------------------------------------------------------
Institutional Class Shares - Before Taxes7                                       5.39%       -8.15%              13.03%
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index (S&P 500) 8                                         10.87%       -2.30%               4.77%
-------------------------------------------------------------------------------------------------------------------------
Citigroup 3-Month Treasury Bill Index 9                                          1.24%        2.79%               3.39%
-------------------------------------------------------------------------------------------------------------------------

         5 These returns for the period through October 31, 2001 include the performance of the Predecessor Fund Class R shares; for the period from November 1, 2001 to June 22, 2003 include the performance of the Class B shares of the Predecessor Fund; and for the period from June 23, 2003 to February 26, 2004 (prior to the commencement of operations of the Class R shares) include the performance of the Fund's Class B shares. These returns have been adjusted for the fact that the Class R shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is similar to what

         Class R shares would have produced because Class R shares invest in the same portfolio of securities as the Fund's other classes.

         6 These returns for the period through June 22, 2003 include the performance of the Predecessor Fund Class R shares; for the period from June 23, 2003 to June 28, 2004 include the performance of the Class A shares; and from June 29, 2004 to December 31, 2004 include the performance of the Institutional Class because Institutional Service Class shares had not yet commenced operations. These returns have been adjusted for the fact that Institutional Service Class shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Institutional Service Class shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is similar to what Institutional Service Class shares would have produced because Institutional Service Class shares invest in the same portfolio of securities as the Fund's other classes.

         7 These returns for the period through June 22, 2003 include the performance of the Predecessor Fund Class R shares and for the period from June 23, 2003 to June 28, 2004 (prior to the commencement of operations of the Institutional Class) include the performance of the Class A shares. These returns have been adjusted for the fact that Institutional Class shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as the Fund's other classes.

         8 The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

         9 The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills). Effective June 29, 2004, the Fund changed its benchmark to the Citigroup 3-Month Treasury Bill Index because a number of changes to the Fund's strategies were implemented at that time. Gartmore Mutual Funds Capital Trust believes the new index will be a better comparison for the Fund's performance because the Fund will attempt to return positive returns regardless of market conditions and will not longer be correlated with the overall markets. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE